Low Income Housing Tax Credits and Other Tax Credit Investments - Summary of the Company's Investments in Low Income Housing Projects Accounted for Using the Proportional Amortization Method (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Affordable Housing Projects [Abstract]
Current recorded investment included in other assets	$ 128,765	$ 81,035
Commitments to fund qualified affordable housing projects included in recorded investment noted above	84,145	48,399
Tax credits and other tax benefits recognized	9,146	6,484	$ 5,033
Amortization expense included in income tax expense	$ 7,503	$ 5,753	$ 4,977